Business Combinations (Details) $ / shares in Units, ฿ in Millions				1 Months Ended					12 Months Ended
	Feb. 09, 2022 USD ($)	Jan. 20, 2022 shares	Feb. 04, 2021 $ / shares shares	Jun. 22, 2022 USD ($) $ / shares shares	Mar. 22, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Jan. 20, 2022 USD ($) shares	Mar. 25, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Mar. 06, 2024 shares	Dec. 31, 2023 THB (฿) shares	Oct. 31, 2023 shares	May 12, 2023 shares	May 05, 2023 shares	Apr. 19, 2023 shares	Mar. 01, 2023 shares	Feb. 13, 2023 shares	Jun. 16, 2022 shares	May 24, 2022	Mar. 14, 2022 shares	Jan. 25, 2022 shares	Nov. 01, 2021
Business Combinations [Line Items]
Cash paid				$ 840,000	$ 1,000,000				$ 70,000.00						฿ 2.5
Shares issued (in Shares) | shares		11,879,993	1,091	3,780,000	2,142,852				197,999
Consideration per share (in Dollars per share) | $ / shares					$ 1.22
Equity interest percentage	100.00%	100.00%		100.00%	100.00%		100.00%																90.00%			100.00%
Share issued (in Shares) | shares		7,919,997					7,919,997		20					120,000	20	2,947,150	2,580,600	1,720,430	172,000	262,500	243,000				260,000
Per share value (in Dollars per share) | $ / shares			$ 300		$ 48.8
Total revenue									$ 36,280,502	$ 33,965,648	[1]	$ 34,668,872	[1]
Net loss										204,127		72,325
Goodwill impairment loss									70,355	0		0
Shares issued per share value (in Dollars per share) | $ / shares				$ 0.52
Profit or loss						$ 3,255,081				1,785,789		484,318
Consideration amount	$ 3,205						$ 1		13,219,105
Consideration percentage			51.00%
Net income								$ 39,787
Shenzhen GFAI [Member]
Business Combinations [Line Items]
Share issued (in Shares) | shares					53,571																			2,142,582
Shenzhen GFAI And Guangzhou GFAI [Member]
Business Combinations [Line Items]
Total revenue						952,358				661,839
Net loss						3,746,740				3,306,084
Goodwill impairment loss									1,867,009
Beijing Wanjia [Member]
Business Combinations [Line Items]
Shares issued (in Shares) | shares				94,500
Consideration per share (in Dollars per share) | $ / shares				$ 20.8
Share issued (in Shares) | shares																						3,780,000
Net loss						544,673
Goodwill impairment loss									0	0
Handshake [Member]
Business Combinations [Line Items]
Shares issued (in Shares) | shares			43,700
Per share value (in Dollars per share) | $ / shares			$ 7.5
Total revenue									795,733	512,300		484,318
Goodwill impairment loss									329,534	0		0
Business combinations [member] | Handshake [Member]
Business Combinations [Line Items]
Total revenue												559,934
AI Malaysia [Member]
Business Combinations [Line Items]
Total revenue
Net loss						$ 242,075				242,075
Goodwill impairment loss									$ 685	0		$ 0
Consideration amount

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).